Taxes (Details) - Schedule of Income Tax Provision (Benefit) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current tax provision (benefit)
Total current tax provision	$ 2,235,051	$ (4,135,371)	$ 2,301,944
Deferred tax provision (benefit)
Total deferred tax provision	(1,778,277)	4,849,771	(67,268)	[1]
Income tax provisions	456,774	714,400	2,234,676	[2]
Japan [Member]
Current tax provision (benefit)
Total current tax provision	2,229,231	(4,277,929)	2,301,944
Deferred tax provision (benefit)
Total deferred tax provision	(1,778,320)	4,849,771	(122,276)
Hong Kong [Member]
Current tax provision (benefit)
Total current tax provision
Deferred tax provision (benefit)
Total deferred tax provision			55,008
PRC [Member]
Current tax provision (benefit)
Total current tax provision	5,820	142,558
Deferred tax provision (benefit)
Total deferred tax provision
Malaysia [Member]
Current tax provision (benefit)
Total current tax provision
Deferred tax provision (benefit)
Total deferred tax provision	43
United States [Member]
Current tax provision (benefit)
Total current tax provision
Deferred tax provision (benefit)
Total deferred tax provision
Canada [Member]
Current tax provision (benefit)
Total current tax provision
Deferred tax provision (benefit)
Total deferred tax provision

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.
[2]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.